Retirement benefits - Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 28.4	$ 0.3	₨ 16.0	₨ 18.5
Interest cost	71.6	0.8	76.4	57.3
Expected return on plan assets	(10.5)	(0.1)	(6.5)	(0.4)
Actuarial (gains)/losses	273.4	3.2	(33.4)	219.2
Net pension cost	₨ 362.9	$ 4.2	₨ 52.5	₨ 294.6